Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 52,381
License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	19,110
Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	942
Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	21,704
Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,353
Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	9,272
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	34,321
Less than One Year [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,530
Less than One Year [member] | Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	942
Less than One Year [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	21,631
Less than One Year [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	946
Less than One Year [member] | Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	9,272
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,540
1-3 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
1-3 years [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	72
1-3 years [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	408
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
3-5 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	11,460
More than Five Years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 11,460